Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.2%
National CineMedia Inc.	964	$8,093

Commercial Services — 1.7%
Graham Holdings Co., Class B	48	30,224
Nielsen Holdings PLC	2,816	56,770
Viad Corp.	64	3,905

		90,899

Entertainment — 5.5%
AMC Entertainment Holdings Inc., Class A	440	4,123
Churchill Downs Inc.	123	15,989
Cinemark Holdings Inc.	1,244	45,530
Eldorado Resorts Inc.(a)	72	3,223
IMAX Corp.(a)	768	16,397
Lions Gate Entertainment Corp., Class A	1,276	10,195
Lions Gate Entertainment Corp., Class B, NVS	2,567	19,227
Live Nation Entertainment Inc.(a)	1,008	71,064
Madison Square Garden Co. (The), Class A(a)	192	51,249
Penn National Gaming Inc.(a)	128	2,728
Reading International Inc., Class A, NVS(a)	180	2,047
Scientific Games Corp./DE, Class A(a)	324	7,773
SeaWorld Entertainment Inc.(a)	476	12,576
Six Flags Entertainment Corp.	748	31,558

		293,679

Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	564	36,282

Internet — 13.1%
Alphabet Inc., Class A(a)	39	49,093
Alphabet Inc., Class C, NVS(a)	42	52,925
IAC/InterActiveCorp.(a)	520	118,170
Netflix Inc.(a)	872	250,621
New Media Investment Group Inc.	472	4,158
Roku Inc.(a)	708	104,218
Twitter Inc.(a)	4,047	121,289

		700,474

Leisure Time — 0.3%
Carnival Corp.	261	11,194
Liberty TripAdvisor Holdings Inc., Class A(a)	349	3,368

		14,562

Lodging — 0.5%
Las Vegas Sands Corp.	356	22,015
Marcus Corp. (The)	120	4,332

		26,347

Media — 60.8%
Altice USA Inc., Class A(a)	3,175	98,266
AMC Networks Inc., Class A(a)	864	37,627
Cable One Inc.	48	63,618
CBS Corp., Class B, NVS	4,894	176,380
Central European Media Enterprises Ltd., Class A(a)	889	3,987
Charter Communications Inc., Class A(a)	628	293,816
Comcast Corp., Class A	8,228	368,779
Discovery Inc., Class A(a)(b)	2,752	74,180
Discovery Inc., Class C, NVS(a)	6,494	163,909
DISH Network Corp., Class A(a)	2,755	94,717
Entercom Communications Corp., Class A	2,648	9,215
Entravision Communications Corp., Class A	606	1,721
EW Scripps Co. (The), Class A, NVS	1,376	18,487
Fox Corp., Class A, NVS	7,188	230,304

Security	Shares	Value

Media (continued)
Fox Corp., Class B(a)	2,930	$91,533
Gannett Co. Inc.	996	10,807
Gray Television Inc.(a)(b)	1,888	30,982
Hemisphere Media Group Inc.(a)	412	5,319
Houghton Mifflin Harcourt Co.(a)	516	3,333
John Wiley & Sons Inc., Class A	203	9,352
Liberty Broadband Corp., Class A(a)	288	33,981
Liberty Broadband Corp., Class C, NVS(a)(b)	1,316	155,380
Liberty Global PLC, Class A(a)	1,244	31,287
Liberty Global PLC, Class C, NVS(a)(b)	4,030	96,196
Liberty Latin America Ltd., Class A(a)(b)	154	2,878
Liberty Latin America Ltd., Class C, NVS(a)	730	13,439
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	429	19,266
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	421	19,025
Meredith Corp.	760	28,652
MSG Networks Inc., Class A(a)	1,052	17,053
New York Times Co. (The), Class A	1,888	58,339
News Corp., Class A, NVS	5,535	75,885
News Corp., Class B	1,728	24,399
Nexstar Media Group Inc., Class A	1,024	99,625
Saga Communications Inc., Class A	108	3,258
Scholastic Corp., NVS	216	8,316
Sinclair Broadcast Group Inc., Class A	1,294	51,553
Sirius XM Holdings Inc.(b)	16,763	112,647
TEGNA Inc.	4,292	64,509
Viacom Inc., Class A	220	5,256
Viacom Inc., Class B, NVS	7,166	154,499
Walt Disney Co. (The)	2,520	327,398
World Wrestling Entertainment Inc., Class A	911	51,053

		3,240,226

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	460	36,805
Ryman Hospitality Properties Inc.	84	7,070

		43,875

Retail — 0.6%
Qurate Retail Inc. Series A(a)	3,440	32,818

Software — 10.2%
Activision Blizzard Inc.	4,512	252,807
Daily Journal Corp.(a)	8	2,248
Electronic Arts Inc.(a)	1,791	172,653
Glu Mobile Inc.(a)	804	4,768
Take-Two Interactive Software Inc.(a)	698	84,004
TiVo Corp.	1,308	10,647
Zynga Inc., Class A(a)	3,060	18,880

		546,007

Telecommunications — 1.0%
AT&T Inc.	1,181	45,456
Harmonic Inc.(a)(b)	464	3,610
Shenandoah Telecommunications Co.	217	6,979

		56,045

Toys, Games & Hobbies — 2.9%
Hasbro Inc.	1,312	127,671
Mattel Inc.(a)(b)	2,129	25,420

		153,091

Total Common Stocks — 98.3% (Cost: $5,289,375)		5,242,398

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	350,588	$350,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	88,000	88,000

		438,764

Total Short-Term Investments — 8.2% (Cost: $438,753)		438,764

Total Investments in Securities — 106.5% (Cost: $5,728,128)		5,681,162

Other Assets, Less Liabilities — (6.5)%		(348,924)

Net Assets — 100.0%		$5,332,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	87,096	263,492	350,588	$350,764	$311	(a)	$(2)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	51,000	37,000	88,000	88,000	289		—	—

				$438,764	$600		$(2)	$1

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,242,398	$—	$—	$5,242,398
Money Market Funds	438,764	—	—	438,764

	$5,681,162	$—	$—	$5,681,162

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2